Goodwill, Intangible and Long-Lived Assets - Carrying Value of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying value of intangible assets
Weighted-average amortization period (in years)	10 years	11 years	11 years
Gross	$ 458,170	$ 435,982	$ 443,263
Accumulated amortization	(343,952)	(323,929)	(303,902)
Net value	114,218	112,053	139,361
Trademarks with indefinite lives	140,792	143,318	149,766
Total intangible assets	$ 255,010	$ 255,371	$ 289,127
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period (in years)	7 years	8 years	8 years
Gross	$ 144,557	$ 123,863	$ 126,258
Accumulated amortization	(103,735)	(95,008)	(88,384)
Net value	$ 40,822	$ 28,855	$ 37,874
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period (in years)	11 years	12 years	12 years
Gross	$ 313,613	$ 312,119	$ 317,005
Accumulated amortization	(240,217)	(228,921)	(215,518)
Net value	$ 73,396	$ 83,198	$ 101,487